Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of related party [Abstract]
Short-term employee benefits	$ 16.9	$ 9.9
Post-employment benefits	1.8	1.3
Share-based payments	1.0	4.4
Key management personnel compensation	$ 19.7	$ 15.6